Share-based compensation - Summary of the Group's share based compensation expense (Details) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based compensation
Share-based compensation expense	¥ 1,235,497	¥ 3,471,470		¥ 24,833,089	¥ 3,413,292
Total share-based compensation expense		3,424,049	$ 496,440,000	24,654,583	3,413,292
Employees of an equity investee
Share-based compensation
Share-based compensation expense		¥ 47,421		178,506
Increase in the relative ownership percentage of the investee after granting stock-based awards		0.00%	0.00%
Proportionate funding by other investors after granting stock-based awards | $			$ 0
Operations and support
Share-based compensation
Share-based compensation expense		¥ 143,588		193,552	80,139
Sales and marketing expenses
Share-based compensation
Share-based compensation expense		264,572		326,332	210,513
Research and development
Share-based compensation
Share-based compensation expense		1,183,306		2,258,705	777,888
General and administrative
Share-based compensation
Share-based compensation expense		1,832,583		21,875,994	¥ 2,344,752
Investment income (loss), net
Share-based compensation
Share-based compensation expense		¥ 47,421		¥ 178,506